Financial Risk Management and Financial Instruments - Summary of Immediate Impact on Net Loss Before Tax (Details) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [abstract]
(Increase)/decrease in loss before tax	kr (14)	$ 94	kr (13)	$ 67